COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 5:-	COMMITMENTS AND CONTINGENCIES

Royalty commitments:

The Company receives research and development grants from the Office of the Chief Scientist ("OCS"). In consideration for the research and development grants received from the OCS, the Company has undertaken to pay royalties as a percentage of revenues from products developed from research and development projects financed. If the Company will not generate sales of products developed with funds provided by the OCS, the Company is not obligated to pay royalties or repay the grants.

Royalties are payable at the rate of 3.5% from the time of commencement of sales of all of these products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, plus interest at LIBOR rate.

As of March 31, 2016, the Company's total outstanding commitment with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, amounted to $42,001.

Royalty expenses relating to the OCS grants included in cost of revenues during the three month periods ended March 31, 2016 and 2015 were $229 and $222, respectively.